ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 13,835,019	$ 34,483,462
Solar power project assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by post-dated checks	813,652
Receivables by post-dated checks, current	406,826
Receivables by post-dated checks, noncurrent	$ 406,826
Electricity Revenue Generation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Feed-in tariff(s) (FIT) receivables, recovery period	12 months
Feed-in tariff(s) (FIT) receivables, current	$ 1,317,137
Feed-in tariff(s) (FIT) receivables, noncurrent	16,800,636
EPC services customer | Credit concentration | Accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net		$ 6,036,988
Concentration risk percentage		17.00%
Number Of Customer With Greater Than 10 Of Accounts Receivable		10
Solar power customers | Credit concentration | Accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 4,252,381
Concentration risk percentage	31.00%
Number Of Customer With Greater Than 10 Of Accounts Receivable	10
Solar power customers | Customer concentration | Net revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	47.00%	0.00%